STOCK OPTION PLANS (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012
2008 Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option Outstanding - Beginning Balance	21,596,127	6,941,288		1,829,026
Common Stock Option Outstanding - Options granted Employee	0	12,500,000	[1]	776,924
Common Stock Option Outstanding - Options granted Non-Employee	0	3,301,323		5,746,155
Common Stock Option Outstanding - Options Cancelled	(1,500,000)	(1,146,484)		(1,210,817)
Common Stock Option Outstanding - Options Exercised	0	0		(200,000)
Option Outstanding - Ending Balance	20,096,127	21,596,127		6,941,288	1,829,026
Options vested as of March 31, 2015	15,035,635	16,303,994
Weighted Average Exercise Price - Beginning Balance	$ 0.08	$ 0.05		$ 0.02
Weighted Average Exercise Price - Options granted Employee	0	0.09	[1]	0.05
Weighted Average Exercise Price - Options granted Non-Employee	0	0.08		0.05
Weighted Average Exercise Price - Options cancelled	0.10	0.07		0.01
Weighted Average Exercise Price - Exercised	0	0		0.05
Weighted Average Exercise Price - Ending Balance	$ 0.08	$ 0.08		$ 0.05	$ 0.02
Weighted Average Remaining Contractual Term-Balance	8 years 9 months 18 days	8 years 9 months 18 days		9 years	6 years 4 months 24 days
Outstanding Options Common Weighted Average Remaining Contractual Term - Employee		9 years 3 months 18 days	[1]	9 years 2 months 12 days
Weighted Average Remaining Contractual Term-Balance		9 years 3 months 18 days		9 years 2 months 12 days
Aggregate Intrinsic Value - Beginning Balance	$ 47	$ 0
Aggregate Intrinsic Value - Ending Balance	$ 17	$ 47		$ 0
2014 Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option Outstanding - Beginning Balance	8,600,000	0
Common Stock Option Outstanding - Options granted Employee	24,970,000	8,600,000
Common Stock Option Outstanding - Options granted Non-Employee	2,250,000	0
Common Stock Option Outstanding - Options Cancelled	0	0
Common Stock Option Outstanding - Options Exercised	0	0
Option Outstanding - Ending Balance	35,820,000	8,600,000		0
Options vested as of March 31, 2015	4,816,181	716,016
Weighted Average Exercise Price - Beginning Balance	$ 0.09	$ 0
Weighted Average Exercise Price - Options granted Employee	0.08	0.09
Weighted Average Exercise Price - Options granted Non-Employee	0.08	0
Weighted Average Exercise Price - Options cancelled	0	0
Weighted Average Exercise Price - Exercised	0	0
Weighted Average Exercise Price - Ending Balance	$ 0.08	$ 0.09		$ 0
Weighted Average Remaining Contractual Term-Balance	9 years 8 months 12 days	9 years 9 months 18 days
Outstanding Options Common Weighted Average Remaining Contractual Term - Employee	9 years 1 month 6 days	9 years 9 months 18 days
Weighted Average Remaining Contractual Term-Balance	9 months 18 days	9 years 9 months 18 days

[1]	Includes 4,000,000 shares granted to Robert Farrell, the Company’s Chief Financial Officer, 2,000,000 of which are performance-based and vest upon continued service and achievement of a specific goal; and 2,000,000 of which are market-based and vest upon continued service and the Company’s achievement of certain stock price targets. All of these shares have an exercise price of $0.08.